Stock-Based Incentive Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	218,824	87,534	117,627
Stock-based incentive plans, options expiry term	10 years
Number of Options, Granted	144,296	19,222	46,529
Stock options outstanding	318,901	299,107	350,642	565,615
Options forfeited	24,324	30,758	19,423
Weighted average fair value of options, granted	$ 8.70	$ 9.25	$ 7.61
Aggregate intrinsic value for options outstanding	$ 188,000	$ 70,000	$ 132,000
Options exercised	802	559	0
Proceeds from shares exercised	16,000	8,000
Aggregate intrinsic value of options exercisable	46,000	19,000	0
Total unrecognized compensation cost related to options	837,000
Cost of the options recognized over a weighted average period	2 years 1 month 6 days
Granted value	3,100,000	1,600,000	1,800,000
Total unrecognized compensation cost related to nonvested stock awards	3,000,000
Cost of stock awards recognized over a weighted average period	3 years 3 months 18 days
Stock-Based Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	980,000
Stock-based incentive plans, options expiry term	10 years
Number of Options, Granted	255,220
Number of stock awards allowed	529,480
Stock options outstanding	170,416
2014 Performance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	1,000,000
Number of shares issued	0
2014 Performance Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of shares	100.00%
Stock-Based Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	500,085
Number of shares issued	0	0	0
Stock options outstanding	148,485
Stock plan expiration year	2014
Shares of common stock available for future grants after amendment	0
Stock-based incentive plans, options expiry term	10 years
2010 Performance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	540,000
Exercise price of shares	110.00%
Performance plan termination period	2014-05
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards granted	218,824	87,534	117,627
Stock Awards forfeited	34,606	108,995	3,815
Stock Awards outstanding	248,654	86,366	127,807	35,197
Total compensation expense recognized on stock awards	$ 359,000	$ 263,000	$ 469,000
Restricted Stock [Member] | Stock-Based Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards granted	423,992
Options forfeited	83,444
Stock Awards forfeited	145,248
Stock Awards outstanding	248,654
Restricted Stock [Member] | Stock-Based Incentive Plan 2010 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock awards allowed	280,000
Restricted Stock [Member] | Stock-Based Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Awards outstanding	0
Stock Awards [Member] | Stock-Based Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock awards allowed	1,256
Options [Member] | Stock-Based Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	0	0	0